STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2012
Stock Option Plan And Stock-Based Compensation Tables
Assumptions for fair value of stock options

The fair value of stock options granted or revalued for six months ended June 30, 2012 and 2011 was calculated with the following assumptions:

	2012	2011
Risk-free interest rate	0.43-1.27%	0.60-0.84%
Expected dividend yield	0%	0%
Volatility factor	90%	90%
Expected life of option	3.15-7.0 years	4.75-10.0 years

Activity under Stock Plans

The following table summarizes the activity under the Stock Plans:

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding as of December 31, 2011	1,578,400	$ 0.10 – 1.85	$ 0.19
Granted	300,000	0.10	0.10
Exercised	-	-	-
Options forfeited/cancelled	- -	-	-
Outstanding as of June 30, 2012	1,878,400	$ 0.10 – 1.85	$ 0.17

Information about stock options vested or expected to vest

The following table summarizes information about stock options that are vested or expected to vest at June 30, 2012:

Vested or Expected to Vest					Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Shares Exercisable		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
$0.10	1,800,000	0.10	4.41	$738,000	1,093,750	0.10	4.50	$448,438
1.85	78,400	1.85	3.15	—	58,800	1.85	3.15	—

$0.10– 1.85	1,878,400	0.17	4.36	$738,000	1,152,550	0.19	4.43	$448,438